TOWERJAZZ TEXAS INC. ESTABLISHMENT (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Feb. 01, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
TJT acquisition related Receivable, see Note 3B				$ 5,000
Maxim Fabrication Facility [Member]
Business Acquisition [Line Items]
Consideration payable through TJT	$ 40,000
Gain on business acquisition resulting from earn-out mechanism		$ 6,000
Payment of earn-out mechanism			$ 5,000	$ 1,000
Manufacturing agreement term	15 years